Offerings - Offering: 1	Oct. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.41
Maximum Aggregate Offering Price	$ 820,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113.24
Offering Note	The securities to be registered include options and other rights to acquire the common stock, par value $0.001 per share, of Theriva Biologics, Inc. (the "Registrant") issuable pursuant to the Registrant's 2020 Stock Incentive Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per share and the aggregate offering price are based upon the average of the high ($0.4288) and low ($0.3904) sales prices per share of the Registrant's Common Stock as reported on the NYSE American LLC as of October 3, 2025.